Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Basis of preparation of half year report
2.5.2.1	Basis of preparation of half year report

The interim condensed consolidated financial statements have been prepared in accordance with the IFRS issued by the IASB and in accordance with the IFRS issued by the IASB as adopted for use in the European Union, and with IAS 34, Interim Financial Reporting. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the annual financial statements for the year ended December 31, 2018.

The preparation of the Company’s financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the interim period. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. The principal risks during the interim period have not materially changed from those mentioned in the 2018 Annual Report and subsequent reports and filings made with the SEC, each of which are available on the Company’s website (http://www.celyad.com/investors/regulated-information).

All statements and information relate to the interim period unless otherwise stated.

The interim condensed consolidated financial statements are presented in thousands of Euros and all values are rounded to the nearest thousand (€’000) except when otherwise indicated. Amounts have been rounded off to the nearest thousand and in certain cases, this may result in minor discrepancies in the totals and sub-totals disclosed in the financial tables.

New standards, interpretations and amendments
2.5.2.2	New standards, interpretations and amendments

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the adoption of new and amended standards as set out below.

New and amended standards adopted by the Group

A number of new or amended standards became applicable for the first time for periods beginning on (or after) 1 January 2019, and the group had to change its accounting policies as a result of adopting IFRS 16 Leases.

IFRS 16 standard replaces the existing lease accounting requirements and, in particular, represents a significant change in the accounting and reporting of leases that were previously classified as ‘operating leases’ under IAS 17, with incremental assets and liabilities to be reported on the balance sheet and a different recognition of lease costs. The details of the changes in accounting policies are disclosed below.

None of the other new standards, interpretations and amendments, which are effective for periods beginning after January 1, 2019 which have been issued by the IASB and the IFRIC but are not yet effective as per June 30, 2019 and/or not yet adopted by the European Union as per June 30, 2019, are expected to have a material effect on the Group’s future financial statements.

Adjustments recognized on adoption of IFRS 16

The group has adopted IFRS 16 retrospectively from January 1, 2019, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019.

On adoption date, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at 1 January 2019 (weighted-average rate applied was 7.5%). The right-of-use assets were measured at the amount equal to the lease liability on that date. The Group then derecognized a right-of-use asset to a head lease transferred to a sublessee under a finance lease and recognized the net investment in the sublease, measured using the same discount rate as that used to measure the liability under the head lease.

The Group used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

•	application of a single discount rate to a portfolio of lease with similar characteristics;

•	exclusion of initial direct costs from measuring the right-of-use asset at the date of initial application; and

•	use of hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

On January 1, 2019, the Group recognized an additional lease liability of €3.9 million primarily relating to its headquarter offices as well as R&D and manufacturing facilities, and an increase in right-of-use assets and net investment in leases of €3.0 million and €0.9 million, respectively. No effect resulted on the balance of accumulated deficit on 1 January 2019.

The transition impact is detailed as follows:

(€’000)
Operating leases commitments disclosed - 31 December 2018	2,912
Future minimum sublease income offset against amount of operating lease commitments previously disclosed [1]	1,078
Adjustment as a result of different treatment of extension options	957
‘Low-value assets’ and ‘short-term’ leases [2]	(137)
Additional operating leases commitments within IFRS 16 scope	4,810
Discounting effect @ incremental borrowing rate	(928)
IFRS 16 additional lease liability (discounted) recognized at transition date - 1 January 2019	3,882
IFRS 16 additional lease liability (non-current) - 1 January 2019	3,208
IFRS 16 additional lease liability (current) - 1 January 2019	674

[1]	This relates to a real estate property lease in which the Group acts as an intermediate lessor between a head lessor and a sublessee.
[2]	IFRS 16 scope exemptions, as commented above.

Accounting for leases under IFRS 16

The Group leases various offices, facilities, cars and IT-equipment.

Until the 2018 financial year, leases of property, plant and equipment were classified as either finance or operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged to profit or loss on a straight-line basis over the period of the lease.

From 1 January 2019, leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;

•	variable lease payment that are based on an index or a rate;

•	amounts expected to be payable by the lessee under residual value guarantees;

•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and

•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease term covers the non-cancellable period for which the Group has the right to use an underlying asset, together with both:

(a)	periods covered by an option to extend the lease if the Group is reasonably certain to exercise that option; and

(b)	periods covered by an option to terminate the lease if the Group is reasonably certain not to exercise that option.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Right-of-use assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability;

•	any lease payments made at or before the commencement date less any lease incentives received;

•	any initial direct costs; and

•	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less. Low-value assets primarily comprise IT-equipment.

The Group sub-leases some office space it leases from a head lessor. In its capacity as intermediate lessor, the Group assesses whether the sub-lease is a finance or operating lease in the context of the right-of-use asset being leased. The sub-lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of the underlying right-of-use asset. It is classified as an operating lease if it does not transfer substantially all the risks and rewards incidental to ownership of the underlying right-of-use asset.

Critical accounting estimates and judgments
2.5.2.3	Critical accounting estimates and judgments

The preparation of interim financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that may significantly affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the reporting period.

We refer to the disclosure note 5.4 from our 2018 year-end financial statements for further details about the main critical accounting estimates and judgements.